Income Taxes - Summary Of Components Of Income Tax Expense Benefit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current income tax expense:
State	$ 2	$ 2
Total current income tax expense	2	2
Deferred income tax benefit:
Federal	(3,805)
State	(698)
Total deferred income tax benefit	(4,503)
Total tax benefit (expense)	$ (4,501)	$ 2